Transactions with Related Parties (Details)	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Apr. 23, 2019 USD ($) $ / shares shares	Jun. 12, 2020 USD ($) $ / shares shares	Jun. 22, 2020 shares	Jul. 27, 2020 USD ($) shares	Aug. 18, 2016 USD ($)	Aug. 18, 2016 EUR (€)	Oct. 15, 2018	Oct. 21, 2020	Dec. 03, 2020 EUR (€)	Nov. 30, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Jan. 01, 2021	Dec. 03, 2020 USD ($)	May 08, 2020 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Consulting fees													$ 243,000	$ 191,000	$ 76,000
Borrowings													36,552,000	37,746,000
Interest expense													3,721,000	3,603,000	2,004,000
Proceeds from issuance of share capital													49,317,000	0	600,000
Shares issued during period | shares					342,857
Gains (losses) on change in fair value of derivatives													(1,647,000)	1,950,000	(131,000)
Repayments of debt													0	1,830,000	19,497,000
Issuance of new stocks													49,317,000
Issuance of preferred shares													$ 300,000
Voting Rights													Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share.
Proceeds from borrowings													$ 0	43,700,000	15,700,000
Right of use asset													450,000	562,000
Lease liability													638,000	800,000
Depreciation of right of use asset													112,000	112,000	0
Interest expense on lease liabilities													44,000	51,000	0
Reverse Stock Split Conversion Ratio									10	100
Loan Balance													37,000,000	38,487,000
Cyberonica S.A.
Disclosure of transactions between related parties [line items]
Monthly rental expense																$ 11,900	€ 10,360
Rental expense													141,000	139,000	147,000
Right of use asset																					$ 674,000
Lease liability																					$ 674,000
Depreciation of right of use asset													112,000	112,000
Interest expense on lease liabilities													44,000	51,000
Goldenmare Limited
Disclosure of transactions between related parties [line items]
Consulting fees							$ 224,000	€ 200,000			€ 400,000		1,772,000	224,000	$ 235,000
Amount of one-time cash bonus																			$ 1,500,000
Cash bonus payment	$ 1,000,000
Firment Shipping Inc.
Disclosure of transactions between related parties [line items]
Credit Facility, Maximum borrowing capacity												$ 15,000,000
Credit Facility, Drawn down amounts multiples												$ 100,000
Borrowings			$ 3,100,000
Accrued interest			$ 70,000
Interest expense													26,000	96,000
Shares issued during period | shares			11,322
Gains (losses) on change in fair value of derivatives			$ 117,000			$ 220,000							$ (189,000)	135,000
Par value per share | $ / shares			$ 0.04
Maturity date													Apr. 01, 2021
Interest rate												3.50%						7.00%
Default Interest Rate												2.00%
Conversion price | $ / shares			$ 280
Pricing period multiplied												80.00%
Repayments of current borrowings						$ 863,000
Loan Balance													$ 0	800,000
Firment Shipping Inc. | Amended and restated agreement
Disclosure of transactions between related parties [line items]
Credit Facility, Maximum borrowing capacity																				$ 14,200,000
Maturity date													Oct. 31, 2021
Undrawn borrowing facilities													$ 14,200,000	$ 11,100,000
Firment Shipping Inc. | Minimum
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by the controlling party													40.00%
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by the controlling party													0.40%	24.00%
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Accrued compensation to directors													$ 80,000	$ 318,000
Executive Director
Disclosure of transactions between related parties [line items]
Accrued compensation to directors													$ 1,739,000	$ 556,000
Preferred shares
Disclosure of transactions between related parties [line items]
Par value per share | $ / shares													$ 0.001
Issuance of new stocks													$ 300,000
Preferred shares | Goldenmare Limited
Disclosure of transactions between related parties [line items]
Shares issued during period | shares		10,000		50		250
Par value per share | $ / shares				$ 0.001
Issuance of preferred shares		$ 130,000		$ 150,000		$ 150,000
Voting Rights													As of December 31, 2020, Goldenmare Limited owns 300 of the Company’s Series B preferred shares. Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders.